UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

August 31, 2012

Annual Repor t

Western Asset

New York

Tax Free

Money Market

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset New York Tax Free Money Market Fund

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser or legal adviser.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the annual report of Western Asset New York Tax Free Money Market Fund for the twelve-month reporting period ended August 31, 2012. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

Western Asset New York Tax Free Money Market Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the twelve months ended August 31, 2012, albeit at an uneven pace. U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.3% and 4.1% in the third and fourth quarters of 2011, respectively. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. This was primarily due to less robust private inventory and non-residential fixed investments. The economy slowed further in the second quarter, as GDP growth was a tepid 1.3%. Moderating growth was partially due to weaker consumer spending, which rose only 1.5% in the second quarter, versus 2.4% during the first three months of the year.

The job market remained weak. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.1%. Unemployment then generally declined and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved higher, reaching 8.3% in July, before dipping to 8.1% in August.

Meanwhile the housing market brightened, as sales have started to improve of late and home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, existing-home sales rose 7.8% on a seasonally adjusted basis in August 2012 versus the previous month. This represented the largest increase in 27 months. In addition, the NAR reported that the median existing-home price for all housing types was $187,400 in July 2012, up 9.5% from July 2011. This marked the sixth consecutive month that home prices rose compared to the same period a year earlier and was the largest year-over-year increase since January 2006.

While the manufacturing sector overcame a soft patch that occurred in the summer of 2011, it again weakened late in the reporting period. Looking back, based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011 the manufacturing sector expanded at its weakest pace in two years, with a reading of 50.6 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The PMI was then somewhat choppy over the next eight months, but rose as high as 54.8 in April 2012. The PMI then fell to 49.7 in June, which represented the first contraction in the manufacturing sector since July 2009. While the PMI ticked up to 49.8 in July, it fell to 49.6 in August, and remained in contraction territory.

The Federal Reserve Board (“Fed”)iii took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012. Finally, in September, after the reporting period ended, the Fed announced a third round of quantitative easing, which involves purchasing $40 billion each month

IV	Western Asset New York Tax Free Money Market Fund

Investment commentary (cont’d)

of agency mortgage-backed securities on an open-end basis. In addition, the Fed said that it would further extend Operation Twist and keep the federal funds rate on hold until at least mid-2015.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

September 28, 2012

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	1

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to provide shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

Under normal market conditions, the Fund invests at least 80% of its assets in short-term, high-quality municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax (“AMT”), and New York State and New York City personal income taxes (“New York municipal securities”). These municipal securities include debt obligations issued by New York and its political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in New York municipal securities and other structured securities such as variable rate demand obligations (“VRDOs”)i, tender option bonds, partnership interests and swap based securities, many of which may be issued or backed by U.S. or non-U.S. banks.

Under normal circumstances, the Fund may invest up to 20% of its assets in investments that pay interest that may be subject to regular federal income tax, the AMT and/or New York State and New York City personal income taxes, although for temporary or defensive purposes, the Fund may invest an unlimited amount in such securities. The Fund may invest without limit in obligations of U.S. banks, and up to 25% of its assets in dollar denominated obligations of non-U.S. banks.

As a money market fund, the Fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

At Western Asset Management Company (“Western Asset”), the Fund’s subadviser, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The spread sectors (non-Treasuries) experienced periods of volatility during the reporting period, but ultimately generated positive results. Risk aversion generally ruled the markets in September 2011, given mostly disappointing economic data, the European sovereign debt crisis and the Standard & Poor’s rating downgrade of U.S. sovereign debt. Most spread sectors then rallied in October, given hopes of progress in Europe and some better-than-expected economic data. While risk aversion returned in November, demand for the spread sectors resumed in December and generally remained robust during the next three months. This shift in investor sentiment was triggered by indications that the U.S. economy was gathering momentum and signs of progress in the European sovereign debt crisis. However, fears that the economy may be experiencing a soft patch and contagion fears from Europe led to periods of heightened risk aversion during a portion of March, April and May. The spread sectors then rallied from June through August as investor sentiment improved.

Short-term Treasury yields rose, whereas long-term Treasury yields declined during the reporting period. When the period began, two-year Treasury yields were

2	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Fund overview (cont’d)

0.20%. They moved as low as 0.16% on September 19, 2011 and as high as 0.41% on March 20, 2012. Ten-year Treasury yields were 2.23% at the beginning of the period and peaked at 2.42% on October 27, 2011. On July 25, 2012, ten-year Treasuries closed at an all-time low of 1.43%. Yields then edged higher due to some positive developments in Europe and hopes for additional Federal Reserve Board (“Fed”)ii actions to stimulate the economy. When the reporting period ended on August 31, 2012, two-year Treasury yields were 0.22% and ten-year Treasury yields were 1.57%.

With the Fed keeping the federal funds rateiii at a historically low range between zero and 0.25%, the yields available from money market securities continued to be very low during the twelve months ended August 31, 2012. In addition, the Fed vowed to keep the federal funds rate on hold until at least mid-2015. This put further pressure on money market securities to generate yield.

New York is recovering from the recession as capital markets stabilize, though the state’s unemployment rate was 9.1% as of July 2012. The state has a long record of closing annual budget gaps, but governance is still characterized by political polarization. New York has a high debt burden, however, mitigating its debt are its pension funding ratios that are among the best in the country. Standard and Poor’s recently revised its outlook on its “AA” rating to positive in recognition of movement toward structural balance over the last two years.

Q. How did we respond to these changing market conditions?

A. Given the challenging environment, we continued to emphasize high-quality, top tier securities as we sought to maximize income while preserving capital and maintaining liquidity and diversification. An underlying theme throughout the period was to maintain a large portion of the Fund’s assets in VRDOs. We also eliminated our exposures to VRDOs issued with liquidity from European and U.S. banks that had been downgraded to Tier 2 status by Moody’s.

Performance review

As of August 31, 2012, the seven-day current yield for Class N shares of Western Asset New York Tax Free Money Market Fund was 0.01% and the seven-day effective yield, which reflects compounding, was 0.01%.1

Certain investors may be subject to the AMT, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Western Asset New York Tax Free Money Market Fund Yields as of August 31, 2012 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.01%	0.01%
Class A	0.01%	0.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.57%, and the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.42%.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	3

The manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Q. What were the most significant factors affecting Fund performance?

A. As has been the case in recent years given the Fed’s anchoring of the federal funds rate, the municipal money market yield curveiv was relatively flat during the reporting period and there were typically only slight differences between the yields available from shorter-term municipal money market securities and longer-term securities. Given this and other challenges in the marketplace, we maintained a large allocation to VRDOs. In an attempt to generate incremental yield, at times we also selectively purchased high-quality tax-exempt commercial paper with three- to four-month maturities, as well as municipal notes with maturities between nine- and twelve-month. Overall, these actions were successful in helping the Fund to lock in somewhat higher yields. However, toward the end of the reporting period strong demand for these securities caused their yields to moderate, which limited the incremental yield derived by the Fund.

Given the ongoing European sovereign debt crisis and strains on many European financial institutions, we significantly reduced our exposure to VRDOs backed by certain European banks. We also pared our exposure to VRDOs backed by U.S. banks that had been placed on a “watch list” by Moody’s, and subsequently downgraded from a top-tier to a second-tier rating. With rates on their VRDOs moving somewhat higher to compensate investors for the incremental risk, we lost some incremental yield we would have otherwise received. However, we felt reducing those allocations was appropriate given our focus on preservation of capital and the potential risks in the marketplace.

Thank you for your investment in Western Asset New York Tax Free Money Market Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company

September 18, 2012

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in the Fund. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

4	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Fund overview (cont’d)

[i]	Variable rate demand obligations (“VRDOs”) are floating rate debt obligations whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship, at a given time, between interest rates and securities that have similar characteristics, but differing maturity dates.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2012 and August 31, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

6	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2012 and held for the six months ended August 31, 2012.

Actual expenses

The table below titled “Based on Actual total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.01%	$1,000.00	$1,000.10	0.19%	$0.96	Class N	5.00%	$1,000.00	$1,024.18	0.19%	$0.97
Class A	0.01	1,000.00	1,000.10	0.19	0.96	Class A	5.00	1,000.00	1,024.18	0.19	0.97

[1]	For the six months ended August 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	In order to maintain a minimum yield, additional waivers were implemented.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	7

Schedule of investments

August 31, 2012

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.1%
Education — 15.4%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.160%	10/1/35	$1,960,000	$1,960,000	(a)(b)
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.170%	7/1/38	2,875,000	2,875,000	(a)(b)
Dutchess County, NY, Industrial Development Agency Revenue, Marist College, LOC-JPMorgan Chase	0.160%	7/1/28	100,000	100,000	(a)(b)
Erie County, NY, Industrial Development Agency, School Facility Revenue, School District Buffalo Project	5.000%	5/1/13	100,000	103,162
Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.170%	1/15/32	13,125,000	13,125,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, College of Mount St. Vincent, Radian, TD Bank N.A.	0.150%	6/1/36	3,100,000	3,100,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.170%	7/1/33	6,115,000	6,115,000	(a)(b)
Cornell University, SPA-JPMorgan Chase	0.200%	7/1/30	3,490,000	3,490,000	(a)(b)
Non-State Supported Debt, Columbia University	0.160%	9/1/39	350,000	350,000	(a)(b)
Non-State Supported Debt, Culinary Institute of America, SCA, LOC-TD Bank N.A.	0.160%	7/1/36	1,800,000	1,800,000	(a)(b)
Non-State Supported Debt, Oxford University Press Inc., LOC-Barclays Bank PLC	0.170%	7/1/23	6,010,000	6,010,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.200%	7/1/32	8,000,000	8,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.200%	7/1/35	95,000	95,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-U.S. Bank N.A.	0.160%	7/1/40	1,600,000	1,600,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.180%	7/1/33	7,685,000	7,685,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.150%	7/1/38	11,120,000	11,120,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.160%	7/1/31	22,000,000	22,000,000	(a)(b)
State Supported Debt, Cornell University, SPA-HSBC Bank USA N.A.	0.170%	7/1/33	5,240,000	5,240,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.170%	7/1/28	260,000	260,000	(a)(b)

See Notes to Financial Statements.

8	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Education — continued
State Supported Debt, University of Rochester, LOC-HSBC Bank USA N.A.	0.160%	7/1/33	$2,395,000	$2,395,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.150%	7/1/28	1,215,000	1,215,000	(a)(b)
Syracuse, NY, Industrial Development Agency Revenue, Syracuse University, LOC-JPMorgan Chase	0.160%	12/1/35	460,000	460,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, SPA-JPMorgan Chase	0.140%	7/1/30	580,000	580,000	(a)(b)
Total Education				99,678,162
Finance — 9.9%
New York City, NY, TFA:
New York City Recovery Project Revenue, LIQ-JPMorgan Chase	0.190%	11/1/22	300,000	300,000	(a)(b)
New York City Recovery Project Revenue, SPA-Bank of New York	0.170%	11/1/22	5,485,000	5,485,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.160%	11/1/22	4,635,000	4,635,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.180%	11/1/22	26,550,000	26,550,000	(a)(b)
New York State Housing Finance Agency Revenue:
360 West, 43-A-Remarketed 12/11/03, FNMA	0.180%	11/15/33	9,900,000	9,900,000	(a)(b)(c)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.150%	5/1/45	15,855,000	15,855,000	(a)(b)
New York State LGAC Revenue, SPA-JPMorgan Chase	0.170%	4/1/24	1,000,000	1,000,000	(a)(b)
Total Finance				63,725,000
General Obligation — 15.3%
Arlington, NY, CSD, GO	2.000%	12/15/12	50,000	50,214
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	762,300	763,056
Beacon, NY, City School District, GO, BAN	1.000%	6/28/13	2,100,000	2,101,817
Brookhaven, NY, GO, BAN	1.000%	9/28/12	4,408,000	4,409,811
Carmel, NY, GO, BAN	1.000%	10/12/12	511,000	511,239
Central Islip, NY, Union Free School District, GO, BAN	1.000%	9/14/12	4,250,000	4,250,569
Clarence, NY, CSD, GO, BAN	1.000%	7/18/13	1,820,000	1,827,936
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.220%	7/1/29	700,000	700,000	(a)(b)
Greece, NY, CSD, GO	1.500%	12/15/12	1,295,000	1,298,919
Hamburg Town, NY, GO, BAN	1.000%	7/11/13	6,051,400	6,072,001
Harborfields, NY, CSD, GO, Greenlawn TAN	1.000%	6/21/13	600,000	603,456	(d)
Honeoye Falls-Lima, NY, CSD, GO	2.000%	4/15/13	400,000	403,320

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	9

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
General Obligation — continued
Irvington, NY, Union Free School District, GO, TAN	1.000%	11/30/12	$6,000,000	$6,010,248
Islip, NY, GO, BAN	1.000%	12/14/12	300,000	300,390
Kings Point, NY, GO, BAN	1.000%	8/2/13	3,125,000	3,143,270
New Rochelle, NY, City School District, GO, BAN	1.000%	1/25/13	2,085,000	2,088,469
New York City, NY, GO:
LOC-Bank of New York	0.170%	3/1/34	10,900,000	10,900,000	(a)(b)
LOC-Bank of Nova Scotia	0.160%	8/1/31	3,000,000	3,000,000	(a)(b)
LOC-JPMorgan Chase	0.160%	8/1/21	800,000	800,000	(a)(b)
LOC-U.S. Bank N.A.	0.190%	4/1/38	705,000	705,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.160%	4/1/32	4,300,000	4,300,000	(a)(b)
New York, NY, GO:
LIQ-Bank of Nova Scotia	0.170%	8/1/20	300,000	300,000	(a)(b)
LOC-Bank of Tokyo-Mitsubishi UFJ	0.180%	4/1/42	20,065,000	20,065,000	(a)(b)
LOC-Wells Fargo Bank N.A.	0.160%	4/1/42	1,200,000	1,200,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/13	6,000,000	6,025,290
Ontario County, NY, GO, Public Improvement	2.000%	6/15/13	550,000	556,892
Orangetown, NY, GO, BAN	1.750%	9/27/12	730,000	730,592
Orchard Park Town, NY, GO, BAN	1.000%	10/25/12	780,000	780,526
Pittsford, NY, CSD, GO	2.000%	12/15/12	190,000	190,899
Port Chester, NY, GO:
BAN	1.000%	2/27/13	1,600,000	1,603,568
Public Improvement	2.000%	10/1/12	60,000	60,078
Port Washington, NY, Union Free School District, GO	2.000%	1/1/13	70,000	70,347
Port Washington, NY, Union Free School District, GO	2.000%	7/1/13	5,000	5,052
Three Village, NY, CSD, GO	2.000%	4/15/13	200,000	201,850
Tonawanda, NY, GO:
BAN	1.000%	9/6/12	1,400,000	1,400,087
BAN	1.000%	6/13/13	3,440,000	3,447,972
Wallkill, NY, GO, BAN	1.250%	9/7/12	1,210,000	1,210,081
Williamsville, NY, CSD, GO, BAN	1.000%	7/17/13	2,700,000	2,714,088
Yorktown, NY, CSD, GO, TAN	1.000%	10/31/12	4,400,000	4,405,576
Total General Obligation				99,207,613
Health Care — 8.7%
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.170%	7/1/38	100,000	100,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-JPMorgan Chase	0.160%	8/1/29	2,100,000	2,100,000	(a)(b)

See Notes to Financial Statements.

10	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
LOC-TD Bank N.A.	0.140%	8/1/29	$12,200,000	$12,200,000	(a)(b)
LOC-TD Bank N.A.	0.170%	8/1/29	300,000	300,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.180%	8/1/29	4,200,000	4,200,000	(a)(b)
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.200%	2/15/26	1,500,000	1,500,000	(a)(b)
New York State Dormitory Authority Revenues:
Catholic Health System Obligation, LOC-HSBC Bank USA N.A.	0.210%	7/1/25	100,000	100,000	(a)(b)
Mental Health Services, SPA-HSBC Bank USA	0.150%	2/15/31	5,695,000	5,695,000	(a)(b)
Mental Health Services, SPA-JPMorgan Chase	0.150%	2/15/31	975,000	975,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.160%	11/1/34	8,485,000	8,485,000	(a)(b)
Niagara, NY, Area Development Corp. Revenue, Niagara Falls Memorial Medical Center, LOC-HSBC Bank USA N.A.	0.160%	11/1/36	3,500,000	3,500,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Saint Elizabeth Medical Center Facility, LOC-HSBC Bank	0.160%	6/1/26	6,150,000	6,150,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.210%	1/1/23	1,025,000	1,025,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.160%	11/1/24	10,200,000	10,200,000	(a)(b)
Total Health Care				56,530,000
Housing: Multi-Family — 14.0%
New York City, NY, HDC, MFH Rent Revenue:
James Tower Development, FNMA, LIQ-FNMA	0.140%	6/15/32	250,000	250,000	(a)(b)
Royal Properties, LIQ-FNMA	0.160%	4/15/35	5,000,000	5,000,000	(a)(b)
New York City, NY, HDC, MFH Revenue, Mtg-33 West Tremont Avenue, LOC-HSBC Bank USA N.A.	0.200%	2/15/38	2,890,000	2,890,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Mortgage Revenue, Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.180%	2/1/49	6,670,000	6,670,000	(a)(b)
New York City, NY, HDC, Related Monterey, LIQ-FNMA	0.140%	11/15/19	1,500,000	1,500,000	(a)(b)
New York State HFA Revenue:
10 Liberty, FHLMC, LIQ-FHLMC	0.140%	5/1/35	14,365,000	14,365,000	(a)(b)
20 River Terrace Housing, LIQ-FNMA	0.180%	5/15/34	200,000	200,000	(a)(b)
360 West 43, FNMA, LIQ-FNMA	0.180%	11/15/33	13,900,000	13,900,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.180%	11/1/33	5,000,000	5,000,000	(a)(b)(c)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	11

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Housing: Multi-Family — continued
Victory Housing, LIQ-FHLMC	0.180%	11/1/33	$500,000	$500,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
345 East 94th Street Associates LLC, LIQ-FHLMC	0.170%	11/1/30	5,500,000	5,500,000	(a)(b)(c)
FNMA, LIQ-FNMA	0.180%	5/15/31	1,700,000	1,700,000	(a)(b)(c)
FNMA, LIQ-FNMA	0.140%	5/15/39	6,700,000	6,700,000	(a)(b)
Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.150%	5/1/45	6,700,000	6,700,000	(a)(b)
MFH Secured Mortgage, LIQ-FHLMC	0.170%	11/1/29	4,130,000	4,130,000	(a)(b)(c)
Ocean Park Apartments Housing, LIQ-FNMA	0.200%	5/15/35	600,000	600,000	(a)(b)(c)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.180%	5/1/45	6,250,000	6,250,000	(a)(b)
New York, NY, HDC, MFH Revenue, 90 West St., LIQ-FNMA	0.180%	3/15/36	3,370,000	3,370,000	(a)(b)
New York, NY, HDC, MFH Revenue, Aldus St. Apartments, LOC-FNMA	0.200%	6/15/37	5,000,000	5,000,000	(a)(b)(c)
Total Housing: Multi-Family				90,225,000
Housing: Single Family — 2.2%
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.140%	11/15/37	1,900,000	1,900,000	(a)(b)
316 11th Avenue Housing, LIQ-FNMA	0.180%	5/15/41	2,325,000	2,325,000	(a)(b)
750 Sixth Avenue, FNMA-Collateralized	0.180%	5/15/31	1,700,000	1,700,000	(a)(b)(c)
Victory Housing, LIQ-FHLMC	0.180%	11/1/33	6,300,000	6,300,000	(a)(b)(c)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ-FNMA	0.170%	12/15/38	2,300,000	2,300,000	(a)(b)(c)
Total Housing: Single Family				14,525,000
Industrial Revenue — 6.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.160%	2/1/37	1,540,000	1,540,000	(a)(b)
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.240%	12/1/20	1,640,000	1,640,000	(a)(b)(c)
Monroe County, NY, Industrial Development Agency Revenue:
Cherry Ridge Independent Living LLC, LOC-HSBC Bank USA N.A.	0.190%	1/1/35	6,785,000	6,785,000	(a)(b)
Margaret Woodbury Strong, LOC-JPMorgan Chase	0.180%	4/1/35	3,345,000	3,345,000	(a)(b)
New York City, NY, Industrial Development Agency Revenue:
Children’s Oncology Society, LOC-Bank of New York	0.200%	5/1/21	200,000	200,000	(a)(b)
Civic Facilities Revenue, Lycee Francais Development NY Project, LOC-JPMorgan Chase	0.160%	6/1/32	800,000	800,000	(a)(b)

See Notes to Financial Statements.

12	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrial Revenue — continued
New York City, NY, Industrial Development Agency, Civic Facility Revenue:
Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.150%	12/1/32	$1,570,000	$1,570,000	(a)(b)
Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.150%	7/1/25	6,740,000	6,740,000	(a)(b)
Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.220%	12/1/36	2,775,000	2,775,000	(a)(b)
New York City, NY, Industrial Development Agency, IDR, PS Bibbs Inc., LOC-JPMorgan Chase	0.330%	6/1/21	1,170,000	1,170,000	(a)(b)(c)
Putnam County, NY, Industrial Development Agency, Civic Facilities Revenue, United Cerebral Palsy Association of Putnam & Southern Dutchess County, LOC-TD Bank N.A.	0.160%	12/1/30	200,000	200,000	(a)(b)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.400%	1/1/21	2,575,000	2,575,000	(a)(b)(c)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.150%	12/1/32	8,645,000	8,645,000	(a)(b)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.400%	12/1/20	2,330,000	2,330,000	(a)(b)(c)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.400%	10/1/17	1,390,000	1,390,000	(a)(b)(c)
Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-Wells Fargo Bank N.A.	0.150%	4/1/26	2,900,000	2,900,000	(a)(b)
Total Industrial Revenue				44,605,000
Life Care Systems — 0.2%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.210%	7/1/25	1,300,000	1,300,000	(a)(b)
Power — 4.5%
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.150%	12/1/29	28,800,000	28,800,000	(a)(b)
Public Facilities — 6.4%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA-JPMorgan Chase	0.200%	4/1/27	1,500,000	1,500,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/29	3,900,000	3,900,000	(a)(b)
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/44	7,500,000	7,500,000	(a)(b)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	13

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Public Facilities — continued
American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.150%	4/1/44	$4,000,000	$4,000,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-U.S. Bank N.A.	0.170%	11/1/38	1,400,000	1,400,000	(a)(b)
Metropolitan Museum of Art	0.180%	10/1/36	1,150,000	1,150,000	(a)(b)
Metropolitan Museum of Art	0.180%	10/1/36	800,000	800,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.200%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue:
Metropolitan Museum of Art	0.200%	7/1/15	4,790,000	4,790,000	(a)(b)
Metropolitan Museum of Art	0.200%	7/1/23	200,000	200,000	(a)(b)
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.160%	7/1/20	13,500,000	13,500,000	(a)(b)
Total Public Facilities				41,330,000
Tax Allocation — 1.9%
Nassau County, NY, Interim Finance Authority Revenue:
Sales Tax Secured, AMBAC	5.000%	11/15/12	220,000	222,108
Sales Tax Secured, SPA-BNP Paribas	0.170%	11/15/25	7,300,000	7,300,000	(a)(b)
Sales Tax Secured, SPA-KBC Bank N.V.	0.170%	11/15/21	5,000,000	5,000,000	(a)(b)
Total Tax Allocation				12,522,108
Transportation — 8.0%
MTA, NY, Dedicated Tax Fund Revenue:
LOC-Scotiabank	0.140%	11/1/34	18,810,000	18,810,000	(a)(b)
LOC-State Street B&T Co.	0.170%	11/1/22	5,000,000	5,000,000	(a)(b)
MTA, NY, Revenue, LOC-Bank of Nova Scotia	0.170%	11/1/26	4,400,000	4,400,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-U.S. Bank N.A.	0.190%	1/1/32	1,700,000	1,700,000	(a)(b)
LOC-U.S. Bank N.A.	0.200%	1/1/33	16,220,000	16,220,000	(a)(b)
LOC-U.S. Bank N.A.	0.130%	11/1/35	5,000,000	5,000,000	(a)(b)
SPA-JPMorgan Chase	0.160%	1/1/32	295,000	295,000	(a)(b)
Total Transportation				51,425,000
Utilities — 0.0%
Long Island, NY, Power Authority, LOC-State Street Bank & Trust Co.	0.160%	5/1/33	200,000	200,000	(a)(b)
Water & Sewer — 6.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, SPA-BNP Paribas	0.190%	6/15/34	5,270,000	5,270,000	(a)(b)

See Notes to Financial Statements.

14	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Schedule of investments (cont’d)

August 31, 2012

Western Asset New York Tax Free Money Market Fund

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — continued
Second General Resolution, SPA-Bank of Nova Scotia	0.190%	6/15/38	$9,000,000	$9,000,000	(a)(b)
Second General Resolution, SPA-BNP Paribas	0.160%	6/15/36	10,300,000	10,300,000	(a)(b)
SPA-Lloyds TSB Bank PLC	0.160%	6/15/24	900,000	900,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.150%	6/15/35	300,000	300,000	(a)(b)
Suffolk County, NY, Water Authority, BAN, SPA-Bank of Nova Scotia	0.140%	1/15/13	17,400,000	17,400,000	(a)(b)
Total Water & Sewer				43,170,000
Total Investments — 100.1% (Cost — $647,242,883#)				647,242,883
Liabilities in Excess of Other Assets — (0.1)%				(407,450)
Total Net Assets — 100.0%				$646,835,433

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
Radian	— Radian Asset Assurance — Insured Bonds
SCA	— Syncora Capital Assurance Inc. — Insured Bonds
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TAN	— Tax Anticipation Notes
TFA	— Transitional Finance Authority

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	15

Western Asset New York Tax Free Money Market Fund

Ratings table* (unaudited)
Standard & Poor’s/Moody’s/Fitch**
A-1	62.8%
VMIG 1	28.3
AA/Aa	1.4
MIG 1	0.1
AAA/Aaa	0.0 †
NR	7.4
100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

†	Represents less than 0.1%.

See Notes to Financial Statements.

16	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Statement of assets and liabilities

August 31, 2012

Assets:
Investments, at value	$647,242,883
Cash	20,768
Interest receivable	303,342
Receivable from investment manager	65,476
Prepaid expenses	29,213
Total Assets	647,661,682

Liabilities:
Payable for securities purchased	603,456
Service and/or distribution fees payable	117,456
Payable for Fund shares repurchased	4,870
Distributions payable	4,276
Accrued expenses	96,191
Total Liabilities	826,249
Total Net Assets	$646,835,433

Net Assets:
Par value (Note 6)	$6,468
Paid-in capital in excess of par value	646,891,801
Overdistributed net investment income	(45,171)
Accumulated net realized loss on investments	(17,665)
Total Net Assets	$646,835,433

Shares Outstanding:
Class N	486,041,163
Class A	160,766,957

Net Asset Value:
Class N	$1.00
Class A	$1.00

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	17

Statement of operations

For the Year Ended August 31, 2012

Investment Income:
Interest	$1,184,285

Expenses:
Investment management fee (Note 2)	2,589,465
Service and/or distribution fees (Notes 2 and 4)	1,298,942
Litigation fees (Notes 2 and 8)	92,172
Legal fees	76,411
Transfer agent fees (Note 4)	55,229
Fund accounting fees	55,089
Shareholder reports	47,877
Audit and tax	38,200
Registration fees	36,874
Insurance	12,144
Trustees’ fees	9,056
Custody fees	4,809
Miscellaneous expenses	7,067
Total Expenses	4,323,335
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(3,196,749)
Net Expenses	1,126,586
Net Investment Income	57,699
Net Realized Loss on Investment Transactions	(1,268)
Increase in Net Assets from Operations	$56,431

See Notes to Financial Statements.

18	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2012	2011

Operations:
Net investment income	$57,699	$53,256
Net realized loss	(1,268)	(2,049)
Increase in Net Assets From Operations	56,431	51,207

Distributions to Shareholders From (Notes 1 and 5):
Net investment income	(57,699)	(53,256)
Decrease in Net Assets From Distributions to Shareholders	(57,699)	(53,256)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	761,029,075	744,014,661
Reinvestment of distributions	10,552	7,958
Cost of shares repurchased	(660,286,350)	(714,760,554)
Increase in Net Assets From Fund Share Transactions	100,753,277	29,262,065
Increase in Net Assets	100,752,009	29,260,016

Net Assets:
Beginning of year	546,083,424	516,823,408
End of year*	$646,835,433	$546,083,424
* Includes overdistributed net investment income of:	$(45,171)	$(45,171)

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class N Shares	2012		2011		2010		2009	2008

Net asset value, beginning of year	$1.000		$1.000		$1.000		$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[1]	0.000	[1]	0.000	[1]	0.006	0.019
Net realized loss[1]	(0.000)		(0.000)		(0.000)		(0.000)	(0.000)
Total income from operations	0.000	[1]	0.000	[1]	0.000	[1]	0.006	0.019

Less distributions from:
Net investment income	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.006)	(0.019)
Net realized gains	—		—		—		—	(0.000) [1]
Total distributions	(0.000)	[1]	(0.000)	[1]	(0.000)	[1]	(0.006)	(0.019)

Net asset value, end of year	$1.000		$1.000		$1.000		$1.000	$1.000
Total return[2]	0.01%		0.01%		0.01%		0.64%	1.95%

Net assets, end of year (000s)	$486,068		$476,495		$516,823		$528,160	$982,856

Ratios to average net assets:
Gross expenses[3]	0.78%		0.76%		0.80%[4]		0.80%[4]	0.74%
Net expenses[5,6,7]	0.20	[8]	0.29	[8]	0.28	[4,8]	0.64 [4,8]	0.65
Net investment income	0.01		0.01		0.01		0.78	1.92

[1]	Amount represents less than $0.0005 per share.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.76%, 0.76%, 0.76%, 0.79% and 0.73% for the years ended August 31, 2012, 2011, 2010, 2009 and 2008, respectively.

[4]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.79% and 0.27%, respectively, for the year ended August 31, 2010 and 0.75% and 0.59%, respectively, for the year ended August 31, 2009.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent. Prior to December 1, 2010, the expense limitation was 0.65%.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

20	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A Shares	2012	2011[1]

Net asset value, beginning of year	$1.000	$1.000

Income (loss) from operations:
Net investment income[2]	0.000	0.000
Net realized loss[2]	(0.000)	(0.000)
Total income from operations[2]	0.000	0.000

Less distributions from:
Net investment income[2]	(0.000)	(0.000)
Total distributions[2]	(0.000)	(0.000)

Net asset value, end of year	$1.000	$1.000
Total return[3]	0.01%	0.00%[4]

Net assets, end of year (000s)	$160,767	$69,588

Ratios to average net assets:
Gross expenses[5]	0.62%	0.60%[6]
Net expenses[7,8,9,10]	0.19	0.25	[6]
Net investment income	0.01	0.01	[6]

[1]	For the period March 30, 2011 (inception date) to August 31, 2011.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Amount represents less than 0.005%.

[5]

The gross expense ratio includes litigation fees. In the absence of these fees, the gross expense ratio would have been 0.61% for the year ended August 31, 2012 and 0.59% for the period ended August 31, 2011.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	21

Notes to financial statements

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

22	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$647,242,883	—	$647,242,883

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	23

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2012 no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

24	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N and Class A shares did not exceed 0.75% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager has voluntarily undertaken to limit Fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the investment manager at any time without notice.

During the year ended August 31, 2012, fees waived and/or expenses reimbursed amounted to $3,104,577. In addition, during the year ended August 31, 2012, the Fund was reimbursed for litigation fees amounting to $92,172, as described in Note 8.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	25

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the year ended August 31, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

4. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service and/or distribution fee with respect to its Class N and Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class N	$1,205,842	$49,331
Class A	93,100	5,898
Total	$1,298,942	$55,229

For the year ended August 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$2,795,282
Class A	401,467
Total	$3,196,749

5. Distributions to shareholders by class

	Year Ended August 31, 2012	Year Ended August 31, 2011
Net Investment Income:
Class N	$48,363	$50,882
Class A	9,336	2,374	†
Total	$57,699	$53,256

†	For the period March 30, 2011 (inception date) to August 31, 2011.

6. Shares of beneficial interest

At August 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

Transactions in shares of each class were as follows:

	Year Ended August 31, 2012	Year Ended August 31, 2011
Class N
Shares sold	536,016,517	631,065,859
Shares issued on reinvestment	7,639	7,958
Shares repurchased	(526,449,534)	(671,400,054)
Net increase (decrease)	9,574,622	(40,326,237)

Class A
Shares sold	225,012,558	112,948,802	†
Shares issued on reinvestment	2,913	0	†‡
Shares repurchased	(133,836,816)	(43,360,500)	†
Net increase	91,178,655	69,588,302	†

†	For the period March 30, 2011 (inception date) to August 31, 2011.

‡	Amount represents less than 1 share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

7. Income tax information and distributions to shareholders

Subsequent to the fiscal year end, the Fund has made the following distributions per share:

Record Date Payable Date	Class N	Class A
Daily 9/28/2012	$0.000007	$0.000007

The tax character of distributions paid during the fiscal years ended August 31 was as follows:

	2012	2011
Distributions Paid From:
Tax-exempt income	$57,699	$53,256

As of August 31, 2012, there were no significant differences between the book and tax components of net assets.

As of August 31, 2012, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
No Expiration	$(3,317)**
8/31/2016	(912)
8/31/2018	(7,136)
8/31/2019	(6,300)
$(17,665)

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	27

These amounts will be available to offset future taxable capital gains.

**	Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward these capital losses for an unlimited period. However, these losses will be required to be utilized prior to the Fund’s other capital losses with the expiration dates listed above. Additionally, these capital losses retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

8. Legal matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the persons who were then the independent trustees of the Subject Trust. The Subject Trust was also named in the complaint as a nominal defendant.

The complaint raised derivative claims on behalf of the Subject Trust and putative class claims against the then independent trustees in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleged that the independent trustees had breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or to seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of a putative class of shareholders, the plaintiff alleged that the echo voting provisions applicable to the proxy solicitation process violated the 1940 Act and constituted a breach of fiduciary duty. The relief sought included rescission of the advisory agreement and an award of costs and attorney fees.

In advance of filing the complaint, Plaintiff’s lawyers had made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate those matters raised in the demand, and the expanded set of matters subsequently raised in the complaint. The demand review committee recommended that the action demanded by Plaintiff would not be in the best interests of the Subject Trust. The independent trustees of the Subject Trust considered the committee’s report, adopted the recommendation of the committee, and directed counsel to move to dismiss the complaint.

The Federal district court dismissed the complaint in its entirety in July 2007. In May 2011, the U.S. Court of Appeals for the Second Circuit affirmed the district court’s dismissal as to the class claims, and remanded the remaining claim relating to the demand review committee that had examined the derivative claim to the district court with instructions to convert the motion to dismiss into a motion for summary judgment. In July 2012, the district court granted summary judgment in favor of the defendants. In August 2012, Plaintiff filed an appeal, and the matter is now before the U.S. Court of Appeals for the Second Circuit.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to

28	Western Asset New York Tax Free Money Market Fund 2012 Annual Report

Notes to financial statements (cont’d)

Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

10. Subsequent event

On October 12, 2012, a Fund shareholder redeemed their investment which as of August 31, 2012 represented approximately 57% of the Fund’s net assets.

Western Asset New York Tax Free Money Market Fund 2012 Annual Report	29

Report of independent registered public accounting firm

The Board of Trustees and Shareholders

Legg Mason Partners Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Western Asset New York Tax Free Money Market Fund, a series of Legg Mason Partners Money Market Trust, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset New York Tax Free Money Market Fund as of August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 18, 2012

30	Western Asset New York Tax Free Money Market Fund

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset New York Tax Free Money Market Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o R. Jay Gerken, 620 Eighth Avenue, 49th Floor, New York, New York 10018. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	World Affairs Council (since 2009); formerly, Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (2001 to 2008); formerly, Director, Lapoint Industries (industrial filter company) (2002 to 2007); formerly, Director, Alzheimer’s Association (New England Chapter) (1998 to 2008)
A. Benton Cocanougher
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years	Retired; Dean Emeritus and Professor Emeritus, Texas A&M University (since 2008); Interim Dean, George Bush School of Government and Public Service, Texas A&M University (2009 to 2010); A.P. Wiley Professor, Texas A&M University (2001 to 2008); Interim Chancellor, Texas A&M University System (2003 to 2004); Dean of the Mays Business School, Texas A&M University (1987 to 2001)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, First American Bank, Texas (1994 to 1999); formerly, Director, Randle Foods, Inc. (1991 to 1999); formerly, Director, Petrolon, Inc. (engine lubrication products) (1991 to 1994)

Western Asset New York Tax Free Money Market Fund	31

Independent Trustees cont’d
Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1974); Executive Director of Business Builders Team, LLC (since 2005); formerly, Managing Director, Fountainhead Ventures, L.L.C. (technology accelerator) (1998 to 2003)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Andersen Calhoun (assisted living) (since 1987); formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); formerly, Director, ebank Financial Services, Inc. (1997 to 2004)
Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

32	Western Asset New York Tax Free Money Market Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2005) of various series of MainStay Family of Funds (66 funds)
Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director, Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

Western Asset New York Tax Free Money Market Fund	33

Independent Trustees cont’d
R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; formerly, Duncan Professor of Finance, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None
Interested Trustee and Officer:
R. Jay Gerken[3]
Year of birth	1951
Position(s) with Trust	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2005); Officer and Trustee/Director of 159 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); President and Chief Executive Officer (“CEO”) of LMPFA (since 2006); President and CEO of Smith Barney Fund Management LLC (“SBFM”) (formerly a registered investment adviser) (since 2002)
Number of funds in fund complex overseen by Trustee	159
Other board memberships held by Trustee during past five years	None
Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

34	Western Asset New York Tax Free Money Market Fund

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer and Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)
Robert I. Frenkel Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)
Thomas C. Mandia Legg Mason 100 First Stamford Place, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary to SBFM (since 2002)

Western Asset New York Tax Free Money Market Fund	35

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)
James Crowley Legg Mason 55 Water Street, New York, NY 10041
Year of birth	1966
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2010); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Vice President and Controller of Global Oversight group for certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2011); formerly, Controller of Security Fair Valuation and Project Management for Legg Mason & Co. or its affiliates (prior to 2010)
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

†	Trustees who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Mr. Gerken is an “interested person” of the Fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.

36	Western Asset New York Tax Free Money Market Fund

Important tax information (unaudited)

All of the net investment income distributions paid monthly by the Fund during the taxable year ended August 31, 2012 qualify as tax-exempt interest dividends for federal income tax purposes.

Please retain this information for your records.

Western Asset

New York Tax Free Money Market Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken

Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset New York Tax Free Money Market Fund

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset New York Tax Free Money Market Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Tax Free Money Market Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end fund managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010345 10/12 SR12-1761

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2011 and August 31, 2012 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $288,200 in 2011 and $101,000 in 2012.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $47,400 in 2011 and $0 in 2012. These services consisted of procedures performed in connection with the Re-domiciliation of the various reviews of Prospectus supplements, and consent issuances related to the N-1A filings for the Legg Mason Partners Money Market Trust.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods.

(c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,850 in 2011 and $0 in 2012. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e)	Audit Committee’s pre–approval policies and procedures described in paragraph(c) (7) of Rule 2-01 of Regulation S-X.

(1)	The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2)	For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2011 and 2012; Tax Fees were 100% and 100% for 2011 and 2012; and Other Fees were 100% and 100% for 2011 and 2012.

(f)	N/A

(g)	Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in 2012.

(h)	Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv A.

Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: October 24, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Money Market Trust

Date: October 24, 2012